Provisions - Summary of Other Provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Abstract]
Due within one year	€ 525	€ 390
Due after one year	794	1,033
Total provisions for 2017 and 2016	€ 1,319	€ 1,423